Stock-based Compensation - Black Scholes Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			3.11%
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility		21.70%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 9 months
Minimum | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	20.20%	20.10%
Risk-free interest rate	1.20%	1.86%
Maximum | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	20.70%	21.00%
Risk-free interest rate	1.73%	255.00%